Significant and Subsequent Events, and Pending Acquisitions - Additional Information (Detail) - Wells Fargo's Canadian Direct Equipment Finance Business [member] $ in Billions	May 01, 2021 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Acquisition through business combination, consideration amount	$ 1.5
Net assets	$ 1.4